DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2011
Entity Registrant Name	ORIGINOIL INC
Entity Central Index Key	0001419793
Entity Filer Category	Smaller Reporting Company
Trading Symbol	OOILD
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011